Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Can-Fite BioPharma Ltd.
Trading Symbol	CANF
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	815,746,293
Amendment Flag	false
Entity Central Index Key	0001536196
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36203
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 Bareket Street
Entity Address, Address Line Two	Kiryat Matalon
Entity Address, Address Line Three	P.O. Box 7537
Entity Address, City or Town	Petah-Tikva
Entity Address, Postal Zip Code	4951778
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing 30 Ordinary Shares, par value NIS 0.25 per share
Security Exchange Name	NYSEAMER
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1281
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	10 Bareket Street
Entity Address, Address Line Two	Kiryat Matalon
Entity Address, Address Line Three	P.O. Box 7537
Entity Address, City or Town	Petah-Tikva
Entity Address, Postal Zip Code	4951778
Entity Address, Country	IL
Contact Personnel Name	Motti Farbstein
City Area Code	972
Local Phone Number	(3) 924-1114
Contact Personnel Fax Number	972 (3) 924-9378
Contact Personnel Email Address	motti@canfite.co.il